Note 23 - Assets and Liabilities under reinsurance and insurance contracts (Tables)	12 Months Ended
Dec. 31, 2019
Assets and Liabilities Under reinsurance and insurance contracts
Liabilities Under Reassurance And Assurance Contracts
Technical reserves (Millions of Euros)
	2019	2018	2017
Mathematical reserves	9,247	8,504	7,961
Individual life insurance (1)	6,731	6,201	5,359
Savings	5,906	5,180	4,392
Risk	825	1,021	967
Group insurance (2)	2,517	2,303	2,601
Savings	2,334	2,210	2,455
Risk	182	93	147
Provision for unpaid claims reported	641	662	631
Provisions for unexpired risks and other provisions	718	668	631
Total	10,606	9,834	9,223

Cash flows of Liabilities under Reinsurance and reinsurance contracts
Maturity (Millions of euros). Liabilities under insurance and reinsurance contracts
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2019	1,571	1,197	1,806	6,032	10,606
2018	1,686	1,041	1,822	5,285	9,834
2017	1,560	1,119	1,502	5,042	9,223

Key assumptions mathematical reserves
Mathematical reserves
	Mortality table		Average technical interest type
	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2, GKMF 80/95. PASEM, PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25% -2.91%	2.50%
Group insurance(2)	PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%